CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	$ 1,695,841	$ 1,072,579
Argentine peso
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	20,107	16,579
Brazilian real
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	136,938	197,354
Chilean peso
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	32,649	50,521
Colombian peso
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	17,185	48,191
Euro
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	10,361	21,927
US Dollar
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	1,438,846	667,785
Other currencies
CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents denominated by currencies [Line Items]
Total	$ 39,755	$ 70,222